Geographic and Segment Information - Schedule of Long-Lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Long-Lived Assets by Geographic Location [Line Items]
Long-lived assets	$ 12,916	$ 14,433
Israel [Member]
Schedule of Long-Lived Assets by Geographic Location [Line Items]
Long-lived assets	12,270	13,577
Other [Member]
Schedule of Long-Lived Assets by Geographic Location [Line Items]
Long-lived assets	$ 646	$ 856